PROVISION FOR CLOSURE AND RECLAMATION	12 Months Ended
Dec. 31, 2023
PROVISION FOR CLOSURE AND RECLAMATION
PROVISION FOR CLOSURE AND RECLAMATION
15.	PROVISION FOR CLOSURE AND RECLAMATION

The following is a continuity schedule of the provisions for closure and reclamation:

	Eskay	Snip	Total
Balance, December 31, 2021	$2,353	$2,798	$5,151
Change in estimate	1,162	(153)	1,009
Balance, December 31, 2022	$3,515	$2,645	$6,160
Change in estimate	6,910	510	7,420
Accretion	43	31	74
Balance, December 31, 2023	$10,468	$3,186	$13,654

15.	PROVISION FOR CLOSURE AND RECLAMATION (continued)

The Company periodically updates information and inputs in order to enable it to refine its estimate of the present value of its future closure and reclamation obligations. Inputs include anticipated costs of required remediation work and environmental monitoring as well as the pre-tax real discount rate used (2023 – 1.47%, 2022 – 1.19%). During the year ended December 31, 2023, the increase in provision reflected the significant disturbance in Eskay.